Derivative Instruments (Narrative) (Details) In Thousands, except Share data, unless otherwise specified									12 Months Ended				12 Months Ended							12 Months Ended					1 Months Ended	12 Months Ended		12 Months Ended			12 Months Ended				12 Months Ended						12 Months Ended								12 Months Ended
	Dec. 31, 2012 VEF	Dec. 31, 2011	Mar. 14, 2011	Jun. 30, 2010 VEF	May 31, 2010 VEF	Dec. 31, 2012 Class A Shares Of Common Stock [Member]	Dec. 31, 2011 Class A Shares Of Common Stock [Member]	Mar. 14, 2011 Class A Shares Of Common Stock [Member]	Dec. 31, 2011 Cross-Currency Interest Rate Swaps And Mirror Swaps [Member] USD ($)	Dec. 31, 2010 Cross-Currency Interest Rate Swaps And Mirror Swaps [Member] USD ($)	Dec. 31, 2009 Cross-Currency Interest Rate Swaps And Mirror Swaps [Member] USD ($)	Dec. 31, 2009 Cross-Currency Interest Rate Swaps And Mirror Swaps [Member] BRL	Dec. 31, 2012 Forward Contracts [Member] USD ($)	Dec. 31, 2011 Forward Contracts [Member] USD ($)	Dec. 31, 2010 Forward Contracts [Member] USD ($)	Sep. 02, 2011 Forward Contracts [Member] USD ($)	Sep. 02, 2011 Forward Contracts [Member] BRL	May 10, 2011 Forward Contracts [Member] USD ($)	May 10, 2011 Forward Contracts [Member] BRL	Dec. 31, 2012 Bond Swaps [Member] USD ($)	Dec. 31, 2011 Bond Swaps [Member] USD ($)	Dec. 31, 2010 Bond Swaps [Member] USD ($)	Dec. 31, 2009 Bond Swaps [Member] item	Dec. 10, 2009 Bond Swaps [Member]	Dec. 31, 2012 Total Equity Return Swap [Member] USD ($)	Dec. 31, 2012 Total Equity Return Swap [Member] USD ($)	Aug. 20, 2012 Total Equity Return Swap [Member] USD ($)	Dec. 31, 2012 Total Equity Return Swap [Member] General and Administrative Expense [Member] USD ($)	Dec. 31, 2012 Total Equity Return Swap [Member] Net Interest Expense [Member] USD ($)	Aug. 20, 2012 Total Equity Return Swap [Member] Class A Shares Of Common Stock [Member] USD ($)	Dec. 31, 2012 Cross-Currency Interest Rate Swaps [Member] USD ($)	Apr. 24, 2012 Cross-Currency Interest Rate Swaps [Member] USD ($)	Dec. 31, 2009 2019 Notes [Member] Bond Swaps [Member] USD ($)	Apr. 24, 2012 2016 Notes [Member] Cross-Currency Interest Rate Swaps [Member] BRL	Dec. 31, 2012 Chile [Member] Forward Contracts [Member] USD ($)	Dec. 31, 2012 Chile [Member] Forward Contracts [Member] CLP	Dec. 31, 2011 Chile [Member] Forward Contracts [Member] USD ($)	Dec. 31, 2011 Chile [Member] Forward Contracts [Member] CLP	Dec. 31, 2010 Chile [Member] Forward Contracts [Member] USD ($)	Dec. 31, 2010 Chile [Member] Forward Contracts [Member] CLP	Dec. 31, 2012 Colombia [Member] Forward Contracts [Member] USD ($)	Dec. 31, 2012 Colombia [Member] Forward Contracts [Member] COP	Dec. 31, 2010 Colombia [Member] Forward Contracts [Member] USD ($)	Dec. 31, 2010 Colombia [Member] Forward Contracts [Member] COP	Dec. 31, 2012 Peru [Member] Forward Contracts [Member] USD ($)	Dec. 31, 2012 Peru [Member] Forward Contracts [Member] PEN	Dec. 31, 2011 Peru [Member] Forward Contracts [Member] PEN	Dec. 31, 2010 Peru [Member] Forward Contracts [Member] USD ($)	Dec. 31, 2010 Minimum [Member] Chile And Peru [Member] Forward Contracts [Member]	Dec. 31, 2012 Maximum [Member] Total Equity Return Swap [Member] Class A Shares Of Common Stock [Member]
Percentage of hedged currency exposure from the agreement																								44.00%
Amount of foreign currency derivatives											$ 200,000	466,200				$ 40,000		$ 20,000														$ 37,433	$ 200,000	70,000
Weighted-average fixed rate of currency convert											10.13%	10.13%
Notional amount of derivative													200,000														31,290
Payment for forward contracts													1,579
Number of interest rate swap agreements																							2
Forward exchange rate																	1.6152						1.76													507.3000		500.4000		489.3000		1,855.8000		2,023.5400		2.76	2.89
Fair value of interest swap payable																															3,666
Net gains (losses) from derivative instruments									(9,732)	(22,878)										(1,738)	1,464	(9,608)						(4,111)	(159)
Interest rate of derivative instrument																							9.08%									4.90%	7.50%	10.25%
Foreign currency exchange rate	4.30			5.30	6.96														1.7355
Foreign currency derivatives payable																					2,583
Net payment for derivative swaps									113,594	34,287										4,322	3,759
Net payments related to derivatives not designated as hedging instruments																						3,528
Amount of derivative bought under forward contract																																			11,435		11,878		8,521		8,226		9,732		3,600			3,052
Shares of common stock		209,529,412	241,882,966			129,529,412	129,529,412	145,129,780																						2,272,551
Appreciation (depreciation) receives (pays) plus dividends per share																														$ 13.77
Debt instrument, basis spread on variable rate																											3.30%
Amount of shares reduced quarterly																																																		1,000,000
Number of consecutive business days to take into account for the counterparty to terminate the swap agreement																										3 days
Threshold of stock price per share for counterparty to terminate agreement																										$ 7.57
Threshold of per day price decline percentage for counterparty to terminate agreement																									10.00%
Threshold of stock price per share any day for counterparty to terminate agreement																									$ 8.95
Derivatives not designated as hedging instrument liabilities at fair value																									3,952	3,952
Interest paid related to derivative instruments																										318
Recognized loss for settlement of derivative instrument														1,256	323
Percentage of hedged foreign currency																																			77.00%	77.00%	90.00%	90.00%			49.00%	49.00%	73.00%	73.00%	60.00%	60.00%			75.00%
Derivative instruments in hedges fair value of payable														48
Net payment to derivative instrument hedges													949	451	273
Unrealized gain (loss) on derivative hedges													(901)	131	(1,134)																(3,294)
Derivative instruments loss reclassified from AOCI into income																															2,152
Net interest collected for derivative instruments																															$ 372